Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Expense (Benefit) [Abstract]
Current income tax provision	$ 17,055	$ 100,095	$ 36,392
Deferred income tax provision (benefit)	103,970	9	94,498
Total	$ 121,025	$ 100,104	$ 130,890